Segment Information	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Information
16. Segment Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.
The Group reports two reportable segments-learning services and products and online marketing services. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.
The table below provides a summary of the Group’s segment results for the nine months ended September 30, 2019 and 2020.

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Net revenues
Learning services and products	539,957	1,725,672
Online marketing services	354,494	335,047

Total net revenues	894,451	2,060,719

Cost of revenues
Learning services and products	400,035	885,756
Online marketing services	246,224	246,146

Total cost of revenues	646,259	1,131,902

Gross margin
Learning services and products	26%	49%
Online marketing services	31%	27%
Total gross margin	28%	45%